Note 7 - Estimated Amortization Expense of Capitalized Software (Details) ¥ in Thousands	Mar. 31, 2016 JPY (¥)
2017	¥ 2,990,683
2018	2,747,052
2019	2,048,524
2020	1,385,225
2021	¥ 840,041